CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,298,869)	$ (4,438,530)	$ (10,500,358)	$ (10,027,613)
Adjustments to reconcile net loss with cash used in operations:
Depreciation and amortization expense	600,978	327,696	790,367	493,697
Stock-based compensation	629,993	787,720	1,246,019	2,429,959
Extinguishment of note payable	985,481
Stock issued for services			41,071	343,019
Inventory reserve				348,302
Amortization of debt discount and debt issuance costs, net	214,668	54,882	109,764	477,928
Common stock issued for services		41,112
Warrant exercise inducement expense	366,795
Impairment loss/write-off of assets	1,059,495		1,671,804	148,627
Changes in operating assets and liabilities:
Accounts receivable	(23,217)	(63,869)	(5,770)	20,762
Net investment in direct financing lease	31,796	28,581	58,727	52,790
Inventory	21,984	(60,818)	(50,647)	(1,519)
Other current assets	374,366	155,035	(18,834)	(265,624)
Accounts payable and accrued expenses	1,056,433	324,076	413,773	(84,512)
Deferred revenue	28,810	173,518	189,006	113,759
Net cash flows from operating activities	(1,951,287)	(2,670,597)	(6,055,078)	(5,950,425)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,394)	(14,902)	(27,364)	(59,091)
Decrease in other assets	13,462
Investment in other assets including work in process	(124,870)	(940,068)	(1,604,152)	(1,319,932)
Net cash flows from investing activities	(113,802)	(954,970)	(1,631,516)	(1,379,023)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible note payable	1,510,000		408,000
Payment of debt issuance costs	(104,800)
Proceeds from sale of common stock offering, net of offering costs	200,000	2,832,152	2,928,312	9,610,793
Proceeds from the exercise of warrants	283,950
Payment of debt and equity issuance costs				(658,864)
Proceeds from the payroll protection loan	485,760
Principal payments on capital lease obligations and notes payable	(19,487)	(14,987)	(31,188)	(27,421)
Principal payments on notes payable				(1,000,000)
Net cash flows from financing activities	2,355,423	2,817,165	3,305,124	7,924,508
Effect of foreign currencies exchange on cash	(42,465)	20,291	(23,780)	(36,551)
Net change in Cash	247,869	(788,111)	(4,405,250)	558,509
Cash, Beginning of Period	567,081	4,972,331	4,972,331	4,413,822
Cash, End of Period	814,950	4,184,220	567,081	4,972,331
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	5,296	4,223	10,771	173,426
Cash paid for income taxes	12,466	13,701	62,931	17,304
Non-cash Investing and Financing Activities:
Modification of warrants issued with convertible debt	95,223
Exchange of notes payable and accrued interest for convertible notes payable	2,662,000
Warrant exercise with a subscription receivable	965,033
Settlement of accounts payable with common stock	8,270
Purchase of vehicle with note payable		16,510	16,510
Recognition of lease right to use assets and labilities		514,473	514,473
Reclassification of software development to intangible costs	$ 252,875		$ 3,111,668	$ 679,882